SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of activity in contract liabilities - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Schedule of activity in contract liabilities [Abstract]
Balance at beginning of period	$ 378,850	$ 20,631
Additions	582,266	397,269
Transfer to revenue	(717,856)	(39,050)
Balance at end of period	$ 243,260	$ 378,850